Commitments and Contingent Liabilities (Q2) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Commitments to extend credit	$ 299.6	$ 292.8
Standby letters of credit	$ 3.7	$ 5.5
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Standby letter of credit term, or less	2 years